UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment [ x ]; Amendment Number: 1
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ x ] adds new holdings
                                           entries. (adds cover page)

Institutional Investment Manager Filing this Report:

Name:     Lend Lease Rosen Real Estate Securities LLC
Address:  1995 University Ave., Suite 550
          Berkeley, CA  94704


File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael A. Torres
Title:  Chief Executive Officer
Phone:  510-849-8360

Signature, Place, and Date of Signing:

     Michael A. Torres    Berkeley, CA  February 12, 2002

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 128

Form 13F Information Table Value Total: 1,782,299

List of Other Included Managers:

 No. Form 13F File Number  Name

 1   No 13F filed          Lend Lease Rosen Real Estate Investments, Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corp.             COM              00163T109    84791 3099100.00SH      SOLE               2127020.00         884080.00
                                                               809 29570.00 SH       DEFINED 01           29570.00
Alexandria Real Estate Equitie COM              015271109     1048 24590.00 SH       SOLE                 12060.00            130.00
                                                               311  7310.00 SH       DEFINED 01            7310.00
Apartment Investment & Managem COM              03748R101     2720 72580.00 SH       SOLE                 72580.00
                                                               693 18490.00 SH       DEFINED 01           18490.00
Archstone-Smith Trust          COM              039583109    83650 3553514.00SH      SOLE               2246529.00        1189043.00
                                                              1179 50070.00 SH       DEFINED 01           50070.00
Arden Realty Trust             COM              039793104    59242 2674590.00SH      SOLE               1852040.00         742950.00
                                                               466 21040.00 SH       DEFINED 01           21040.00
AvalonBay Communities, Inc.    COM              053484101    64262 1641838.00SH      SOLE               1067672.00         514220.00
                                                               618 15800.00 SH       DEFINED 01           15800.00
BRE Properties, Inc.           COM              05564E106    14127 452800.00SH       SOLE                331240.00         121560.00
                                                               294  9410.00 SH       DEFINED 01            9410.00
Boston Properties, Inc.        COM              101121101    42573 1155000.00SH      SOLE                666680.00         447120.00
                                                               848 23000.00 SH       DEFINED 01           23000.00
Brandywine Realty Trust        COM              105368203    25409 1165030.00SH      SOLE                727170.00         400560.00
                                                               250 11440.00 SH       DEFINED 01           11440.00
CBL & Associates Properties, I COM              124830100    15337 382940.00SH       SOLE                218800.00         145840.00
                                                               399  9970.00 SH       DEFINED 01            9970.00
Camden Property Trust          COM              133131102    46182 1399447.00SH      SOLE                907167.00         446780.00
                                                               395 11980.00 SH       DEFINED 01           11980.00
CarrAmerica Realty Corp.       COM              144418100    15505 618980.00SH       SOLE                345080.00         232000.00
                                                               434 17340.00 SH       DEFINED 01           17340.00
Catellus Development Corporati COM              149111106    58293 2936650.00SH      SOLE               1808240.00        1025510.00
CenterPoint Properties Corp.   COM              151895109      234  4100.00 SH       SOLE                  4100.00
                                                               298  5210.00 SH       DEFINED 01            5210.00
Chelsea Property Group Inc.    COM              163421100    25589 768200.00SH       SOLE                745300.00
Colonial Properties Trust      COM              195872106      150  4430.00 SH       SOLE                  4430.00
                                                               197  5790.00 SH       DEFINED 01            5790.00
Corporate Office Properties    COM              22002T108     6111 435600.00SH       SOLE                254300.00         166000.00
Cousins Properties, Inc.       COM              222795106      199  8050.00 SH       SOLE                  8050.00
                                                               261 10570.00 SH       DEFINED 01           10570.00
Crescent Real Estate Equities, COM              225756105      162  9710.00 SH       SOLE                  9710.00
                                                               213 12800.00 SH       DEFINED 01           12800.00
Developers Diversified Realty  COM              251591103     2771 126010.00SH       SOLE                 25310.00         100700.00
                                                               213  9690.00 SH       DEFINED 01            9690.00
Duke Realty Corporation        COM              264411505      276 10860.00 SH       SOLE                 10860.00
                                                               366 14380.00 SH       DEFINED 01           14380.00
Equity Office Properties Trust COM              294741103    95191 3810672.00SH      SOLE               2659894.00        1028530.00
                                                               525 21009.00 SH       DEFINED 01           21009.00
Equity Residential             COM              29476L107   104274 4242216.00SH      SOLE               2882796.00        1243020.00
                                                              1390 56570.00 SH       DEFINED 01           56570.00
Essex Property Trust, Inc.     COM              297178105    28883 568010.00SH       SOLE                332760.00         214750.00
                                                               369  7260.00 SH       DEFINED 01            7260.00
Federal Realty Investment Trus COM              313747206      494 17570.00 SH       SOLE                 17390.00            180.00
                                                               296 10540.00 SH       DEFINED 01           10540.00
Gables Residential Trust       COM              362418105     5939 238230.00SH       SOLE                199430.00          38800.00
                                                                85  3420.00 SH       DEFINED 01            3420.00
General Growth Properties      COM              370021107     2295 44130.00 SH       SOLE                 20850.00            180.00
                                                               815 15670.00 SH       DEFINED 01           15670.00
Glenborough Realty Trust       COM              37803P105      148  8300.00 SH       SOLE                  8300.00
                                                               199 11140.00 SH       DEFINED 01           11140.00
Home Properties of New York, I COM              437306103    45966 1334270.00SH      SOLE                767660.00         519010.00
                                                               556 16130.00 SH       DEFINED 01           16130.00
Kimco Realty Corp.             COM              49446R109      180  5870.00 SH       SOLE                  5870.00
                                                               212  6920.00 SH       DEFINED 01            6920.00
Liberty Property Trust         COM              531172104    65231 2042300.00SH      SOLE               1432190.00         545410.00
                                                               591 18490.00 SH       DEFINED 01           18490.00
Macerich Company               COM              554382101    87822 2856010.00SH      SOLE               1969460.00         809950.00
                                                               941 30590.00 SH       DEFINED 01           30590.00
Mack-Cali Realty Corporation   COM              554489104    22715 749680.00SH       SOLE                469570.00         249910.00
                                                               357 11790.00 SH       DEFINED 01           11790.00
New Plan Excel Realty          COM              648053106      186  9750.00 SH       SOLE                  9750.00
                                                               241 12650.00 SH       DEFINED 01           12650.00
PS Business Pks Inc. CA Com    COM              69360J107      105  3300.00 SH       SOLE                  3300.00
                                                               147  4610.00 SH       DEFINED 01            4610.00
Pan Pacific Retail Properties, COM              69806L104    58474 1600700.00SH      SOLE               1210220.00         330780.00
                                                               793 21710.00 SH       DEFINED 01           21710.00
Post Properties, Inc.          COM              737464107    13193 552000.00SH       SOLE                456800.00          95200.00
Prentiss Property Trust        COM              740706106    41118 1453973.00SH      SOLE               1127393.00         298880.00
                                                               310 10960.00 SH       DEFINED 01           10960.00
ProLogis                       COM              743410102    62291 2476770.00SH      SOLE               1548050.00         847830.00
                                                              1207 48010.00 SH       DEFINED 01           48010.00
Reckson Associates Class B     COM              75621K304      231 10330.00 SH       SOLE                 10150.00            180.00
Reckson Associates Realty      COM              75621K106    13144 624410.00SH       SOLE                379210.00         220400.00
                                                               296 14050.00 SH       DEFINED 01           14050.00
Regency Centers Corp           COM              758849103     6273 193610.00SH       SOLE                 38310.00         155300.00
                                                               447 13790.00 SH       DEFINED 01           13790.00
SL Green Realty Corp           COM              78440X101    54536 1725810.00SH      SOLE               1222340.00         449370.00
                                                               412 13040.00 SH       DEFINED 01           13040.00
Simon Property Group, Inc.     COM              828806109   113115 3320080.00SH      SOLE               2068890.00        1134590.00
                                                              1812 53190.00 SH       DEFINED 01           53190.00
The Rouse Company              COM              779273101    21468 677230.00SH       SOLE                398930.00         237600.00
                                                               641 20220.00 SH       DEFINED 01           20220.00
United Dominion Realty Trust   COM              910197102    47206 2885450.00SH      SOLE               1830030.00         965220.00
                                                               671 41000.00 SH       DEFINED 01           41000.00
Ventas, Inc.                   COM              92276F100     2004 175000.00SH       SOLE                175000.00
Vornado Realty Trust           COM              929042109   103256 2775700.00SH      SOLE               1884100.00         812100.00
                                                              1287 34610.00 SH       DEFINED 01           34610.00
Washington Real Estate Investm COM              939653101       94  3700.00 SH       SOLE                  3700.00
                                                               123  4840.00 SH       DEFINED 01            4840.00
Weingarten Realty Investors    COM              948741103     3194 86645.00 SH       SOLE                 17445.00          69200.00
                                                               249  6765.00 SH       DEFINED 01            6765.00
Wrap - Equities                COM              zzcorp        7746 7746257.00SH      SOLE               7746257.00
ALEXANDRIA RE Eq., Inc. PFD SE PFD              015271208     5260 200000.00SH       SOLE                                  200000.00
AMB PPTYS PFD SER A 8.5%       PFD              00163T208     8106 316009.00SH       SOLE                                  316009.00
AMLI Residential PPTYS PFD SER PFD                           20000 800000.00SH       SOLE                                  800000.00
AVALONBAY COMMUN PFD SER D 8%  PFD              053484309     3669 145900.00SH       SOLE                                  145900.00
AVALONBAY COMMUN PFD SER H 8.7 PFD              053484705     1244 45500.00 SH       SOLE                                   45500.00
BRE PROPERTIES PFD SER B 8.08% PFD              05564E403     6624 253400.00SH       SOLE                                  253400.00
CARRAMERICA RLTY PFD SER B 8.5 PFD              144418209     3115 123417.00SH       SOLE                                  123417.00
CARRAMERICA RLTY PFD SER C 8.5 PFD              144418407     3555 141000.00SH       SOLE                                  141000.00
CARRAMERICA RLTY PFD SER D 8.4 PFD              144418506      398 15800.00 SH       SOLE                                   15800.00
CBL & ASSOCIATES PPTYS PFD SER PFD              124830308    10380 200000.00SH       SOLE                                  200000.00
CENTERPOINT PPTYS PFD SER A 8. PFD              151895208     5430 213200.00SH       SOLE                                  213200.00
DEVELOPERS DIVERS RLTY PFD SER PFD              251591608     3255 131000.00SH       SOLE                                  131000.00
DUKE REALTY CORP PFD SER B 7.9 PFD              264411885     4973 101500.00SH       SOLE                                  101500.00
EQUITY OFFICE PPTYS PFD SER C  PFD              294741608     5634 218700.00SH       SOLE                                  218700.00
EQUITY OFFICE PPTYS PFD SER E  PFD              294741707     2864 113200.00SH       SOLE                                  113200.00
EQUITY OFFICE PPTYS PFD SER F  PFD              294741806     3159 125600.00SH       SOLE                                  125600.00
EQUITY OFFICE PPTYS PFD SER G  PFD              294741871    12135 474400.00SH       SOLE                 27600.00         446800.00
                                                              1143 44700.00 SH       DEFINED 01           44700.00
EQUITY RESIDENTIAL PPTYS PFD S PFD              29476L305     5312 199940.00SH       SOLE                                  199940.00
EQUITY RESIDENTIAL PPTYS PFD S PFD              29476L503     1279 47400.00 SH       SOLE                                   47400.00
EQUITY RESIDENTIAL PPTYS PFD S PFD              29476L792      448 18000.00 SH       SOLE                                   18000.00
FEDERAL REALTY PFD SER B 8.5%  PFD              313747503     8096 314399.00SH       SOLE                                  314399.00
Home PPTYS of NY, Inc PFD Ser  PFD                           28707 250000.00SH       SOLE                                  250000.00
MILLS CORP PFD SER C 9%        PFD              601148307     5142 205700.00SH       SOLE                  5700.00         200000.00
                                                               232  9300.00 SH       DEFINED 01            9300.00
PROLOGIS TRUST PFD SER C 8.54% PFD              743410409     9199 183980.00SH       SOLE                                  183980.00
PROLOGIS TRUST PFD SER D 7.92% PFD              743410508     7084 282800.00SH       SOLE                                  282800.00
PROLOGIS TRUST PFD SER E 8.75% PFD              743410607     2986 115500.00SH       SOLE                                  115500.00
SIMON PPTYS PFD SER F 8.75%    PFD              828806604     6856 256122.00SH       SOLE                                  256122.00
SIMON PPTYS PFD SER G 7.89%    PFD              828806505    14152 280800.00SH       SOLE                                  280800.00
TAUBMAN CENTERS PFD SER A 8.3% PFD              876664202     1283 52700.00 SH       SOLE                                   52700.00
VORNADO REALTY TRUST PFD Ser B PFD              929042307     4604 180700.00SH       SOLE                                  180700.00
VORNADO REALTY TRUST PFD Ser C PFD              929042406     7351 289400.00SH       SOLE                                  289400.00
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